Debt - Summary of 2013 Secured Credit Facilities (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Term Loan [Member]
Debt Instrument [Line Items]
Debt Agreement	$ 1,500,000,000
Interest Rate	3.75%
Interest Rate	1.00%
LIBOR	LIBOR
Amortization	1.00% per annum beginning 1st quarter of 2014; remainder at final maturity
Percentage of amortization	1.00%
Maturity/Expiration	Dec. 18, 2020
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest Rate	1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Agreement	$ 125,000,000
Interest Rate	3.75%
LIBOR	LIBOR
Amortization	Bullet payment at maturity
Maturity/Expiration	Dec. 19, 2018